Baird Mid Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.4%		Shares	Value
Aerospace & Defense - 4.4%
BWX Technologies, Inc.		145,463	$26,819,013
HEICO Corp.		85,218	27,510,075
			54,329,088

Building Products - 3.5%
Lennox International, Inc.		43,088	22,809,064
Trex Co., Inc. (a)		384,172	19,850,167
			42,659,231

Capital Markets - 6.3%
MarketAxess Holdings, Inc.		111,611	19,448,217
MSCI, Inc.		51,898	29,447,444
Raymond James Financial, Inc.		168,446	29,073,779
			77,969,440

Commercial Services & Supplies - 2.3%
Rollins, Inc.		474,363	27,864,083

Consumer Staples Distribution & Retail - 4.2%
BJ's Wholesale Club Holdings, Inc. (a)		217,111	20,245,601
Casey's General Stores, Inc.		55,628	31,447,621
			51,693,222

Electrical Equipment - 2.1%
Vertiv Holdings Co. - Class A		170,215	25,678,635

Electronic Equipment, Instruments & Components - 2.6%
CDW Corp./DE		71,009	11,310,313
Zebra Technologies Corp. - Class A (a)		69,304	20,594,377
			31,904,690

Entertainment - 5.1%
Live Nation Entertainment, Inc. (a)		217,076	35,470,219
TKO Group Holdings, Inc.		131,794	26,617,116
			62,087,335

Financial Services - 3.8%
Equitable Holdings, Inc.		473,901	24,064,693
Shift4 Payments, Inc. - Class A (a)		288,582	22,336,247
			46,400,940

Ground Transportation - 1.0%
XPO, Inc. (a)		95,661	12,366,097

Health Care Equipment & Supplies - 9.0%
Dexcom, Inc. (a)		376,286	25,320,285
Insulet Corp. (a)		81,843	25,267,389
Penumbra, Inc. (a)		117,401	29,740,021
ResMed, Inc.		111,042	30,395,527
			110,723,222

Health Care Technology - 2.6%
Veeva Systems, Inc. - Class A (a)		108,165	32,223,435

Hotels, Restaurants & Leisure - 11.2%
Cava Group, Inc. (a)		325,563	19,667,261
Churchill Downs, Inc.		216,365	20,989,568
DraftKings, Inc. - Class A (a)		745,432	27,879,157
Dutch Bros, Inc. - Class A (a)		442,002	23,134,385
Hilton Worldwide Holdings, Inc.		123,084	31,932,913
Wingstop, Inc.		57,866	14,563,715
			138,166,999

IT Services - 3.5%
EPAM Systems, Inc. (a)		144,824	21,838,011
Twilio, Inc. - Class A (a)		216,685	21,688,002
			43,526,013

Life Sciences Tools & Services - 5.1%
Illumina, Inc. (a)		212,955	20,224,336
Repligen Corp. (a)		144,362	19,296,868
West Pharmaceutical Services, Inc.		89,835	23,566,416
			63,087,620

Machinery - 1.9%
Graco, Inc.		277,605	23,585,321

Oil, Gas & Consumable Fuels - 1.6%
Viper Energy, Inc. - Class A		500,542	19,130,715

Personal Care Products - 3.6%
BellRing Brands, Inc. (a)		454,186	16,509,661
elf Beauty, Inc. (a)		213,701	28,311,109
			44,820,770

Professional Services - 4.2%
Broadridge Financial Solutions, Inc.		96,975	23,096,536
Equifax, Inc.		109,834	28,175,716
			51,272,252

Real Estate Management & Development - 1.9%
CoStar Group, Inc. (a)		272,952	23,028,960

Semiconductors & Semiconductor Equipment - 3.0%
Monolithic Power Systems, Inc.		40,690	37,460,842

Software - 7.4%
Datadog, Inc. - Class A (a)		178,783	25,458,699
Descartes Systems Group, Inc. (a)		164,148	15,467,666
PTC, Inc. (a)		115,127	23,373,084
Tyler Technologies, Inc. (a)		50,157	26,240,136
			90,539,585

Specialty Retail - 1.7%
Burlington Stores, Inc. (a)		83,868	21,344,406

Textiles, Apparel & Luxury Goods - 0.3%
Kontoor Brands, Inc.		41,265	3,291,709

Trading Companies & Distributors - 4.1%
Fastenal Co.		450,776	22,106,055
Ferguson Enterprises, Inc.		125,216	28,121,009
			50,227,064
TOTAL COMMON STOCKS (Cost $915,765,482)			1,185,381,674

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.8%		Shares	Value
First American Government Obligations Fund - Class U, 4.07%(b)		34,880,020	34,880,020
TOTAL MONEY MARKET FUNDS (Cost $34,880,020)			34,880,020

TOTAL INVESTMENTS - 99.2% (Cost $950,645,502)			1,220,261,694
Other Assets in Excess of Liabilities - 0.8%			9,315,071
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$1,229,576,765
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Mid Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,185,381,674	$–	$–	$1,185,381,674
Money Market Funds	34,880,020	–	–	34,880,020
Total Investments	$1,220,261,694	$–	$–	$1,220,261,694

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.